Income Taxes - Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes.
Non-cash charge to income tax provision	$ 2,700
Valuation allowance, beginning of year	1,039	$ 851	$ 1,224
Valuation Allowance, Deferred Tax Asset, Release Through Tax Expense	2,694	188	(373)
Valuation Allowance, Deferred Tax Asset, Release Through Additional Paid In Capital	18,362
Valuation allowance, end of year	$ 22,095	$ 1,039	$ 851